Goodwill - Additional Information (Detail) oz in Millions, R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / oz R / kg oz	Dec. 31, 2017 ZAR (R) $ / oz R / kg oz	Dec. 31, 2016 USD ($) $ / oz R / kg oz	Dec. 31, 2015 USD ($)
Disclosure of information about Goodwill [Line Items]
Impairment | $	$ 277.8		$ 0.0	$ 0.0
Annual life of mine	78 years	78 years	79 years
Nominal discount rate	13.50%	13.50%	13.50%
Fair value of gold per resource ounce	17.0	17.0	60.0
Resource ounces | oz	29.0	29.0	26.0
South Deep Mine [member]
Disclosure of information about Goodwill [Line Items]
Impairment	$ 277.8	R 3,495.0
Long-term gold price | R / kg	525,000	525,000
Nominal discount rate	13.50%	13.50%
Fair value of gold per resource ounce	17	17
Rand [member]
Disclosure of information about Goodwill [Line Items]
Long-term gold price | R / kg	525,000	525,000	600,000
Fair value of gold per resource ounce	17	17	60
US Dollars [member]
Disclosure of information about Goodwill [Line Items]
Long-term gold price	1,300	1,300	1,300